TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS	12 Months Ended
Dec. 31, 2019
TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS
TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS

16        TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS

a)   This item consists of the following:

	2019
	Technical	Technical
	reserves for	reserves for
	claims	premiums (*)	Total
	S/(000)	S/(000)	S/(000)

Life insurance	908,362	7,548,684	8,457,046
General insurance	590,588	651,129	1,241,717
Health insurance	77,278	174,192	251,470
Total	1,576,228	8,374,005	9,950,233

	2018
	Technical	Technical
	reserves for	reserves for
	claims	premiums (*)	Total
	S/(000)	S/(000)	S/(000)

Life insurance	732,868	6,329,512	7,062,380
General insurance	562,430	593,938	1,156,368
Health insurance	71,372	162,551	233,923
Total	1,366,670	7,086,001	8,452,671

(*)At December 31, 2019, the life insurance technical reserves include the mathematical reserves of income amounting to S/5,961.0 million (S/4,073.3 million at December 31, 2018).

Insurance claims reserves represent reported claims and an estimate for incurred but non reported claims (IBNR). Reported claims are adjusted on the basis of technical reports received from independent adjusters.

Insurance claims to be paid by reinsurers and co-insurers represents ceded claims, which are presented in “Accounts receivable from reinsurers and coinsurers” of the consolidated statement of financial position, See Note 9(b).

At December 31, 2019, the reserves for direct claims include reserves for IBNR for life, general and health insurance for an amount of S/393.4 million, S/24.3 million and S/63.5 million, respectively (S/314.5 million, S/16.7 million and S/50.2 million, respectively, at December 31, 2018).

At December 31, 2019 and in previous years, the differences between the estimates for the incurred and non-reported claims and the settled and pending liquidation claims have not been significant. In the case of general risks and health, retrospective analysis indicates that the amounts accrued are adequate and Management believes that the estimated IBNR reserve is sufficient to cover any liability as of December 31, 2019 and 2018.

Technical reserves include reserves for obligations for future benefits under insurance of life and personal accidents in force; and the unearned premium reserves in respect of the portion of premiums written that is allocable to the unexpired portion of the related policy periods of related coverage.

b)   Movement of insurance claims reserves (direct and assumed), occurred during the years 2019 and 2018:

	2019
	Life	General	Health
	insurance	insurance	insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Beginning balance	732,868	562,430	71,372	1,366,670
Gross claims, Note 26	1,001,671	547,201	326,980	1,875,852
Payments	(822,644)	(510,678)	(321,085)	(1,654,407)
Exchange difference	(3,533)	(8,365)	11	(11,887)
Ending balance	908,362	590,588	77,278	1,576,228

	2018
	Life	General	Health
	insurance	insurance	insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Beginning balance	626,871	484,608	69,373	1,180,852
Gross claims, Note 26	737,982	562,440	307,182	1,607,604
Payments	(635,345)	(505,069)	(305,257)	(1,445,671)
Exchange difference	3,360	20,451	74	23,885
Ending balance	732,868	562,430	71,372	1,366,670

c)   Technical reserves occurred during the years 2019 and 2018:

	2019
	Life	General	Health
	insurance	insurance	insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Beginning balance	6,329,512	593,938	162,551	7,086,001
Time course expenses and others	67,989	(3,891)	—	64,098
Unearned premium and other technical reserves variation, net	(61,834)	62,862	11,685	12,713
Insurance subscriptions	604,262	8,692	—	612,954
Adjustment by application of market rates	666,556	—	—	666,556
Exchange difference and others	(57,801)	(10,472)	(44)	(68,317)
Ending balance	7,548,684	651,129	174,192	8,374,005

	2018
	Life	General	Health
	insurance	insurance	insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Beginning balance	5,599,777	513,826	149,305	6,262,908
Time course expenses and others	(117,965)	—	—	(117,965)
Unearned premium and other technical reserves variation, net	1,901	64,302	13,146	79,349
Insurance subscriptions	724,458	—	—	724,458
Exchange difference and others	121,341	15,810	100	137,251
Ending balance	6,329,512	593,938	162,551	7,086,001

At December 31, 2019 and 2018 no additional reserves were needed as a result of the liability adequacy test. The main assumptions used to estimate of retirement, disability and survival annuities and individual life (including Investment link insurance contracts) reserves, as of those dates, are as follows:

	At December 31, 2019		At December 31, 2018
Mortality	Mortality table	Technical rates	Mortality table	Technical rates
Annuities	SPP-S-2017 and SPP-I- 2017	Between 3.81% - 7.99% / Between 2.50% - 5.25%	SPP-S-2017 and SPP-I- 2017	Between 3.81% - 7.99% / Between 2.50% - 5.25%
Pension insurance – Temporary Regime / SCTR (*)	B-85 and MI-85	3.00% soles VAC	B-85 and MI-85	3.00% soles VAC
Pension insurance – Definitive Regime	B-85 and MI-85	2.41% soles VAC / 4.26% nominal dollars	B-85 and MI-85	2.96% soles VAC / 4.40% nominal dollars
Pension insurance – Definitive Regime / SCTR	B-85 adjusted and MI-85	Between 2.41%, 3.00%, soles VAC / 4.26% nominal dollars / 5.67% soles adjusted / 4.26% dollars adjusted	B-85 adjusted and MI-85	Between 3.00%, 2.96% soles VAC / 4.40% nominal dollars / 5.82% soles adjusted / 4.40% dollars adjusted
Pension insurance – Temporary Regime /SCTR (Longevity)	SPP-S-2017- and SPP-I-2017	3.816% soles VAC/Between 0.94% -2.83% soles VAC/ 3.771% soles VAC	SPP-S-2017- and SPP-I-2017	Between 3.7910%, 3.915% soles VAC
Individual life	CSO 80 adjusted	Between 4.00% - 5.00%	CSO 80 adjusted	Between 4.00% - 5.00%

(*)Complementary Work Risk Insurance (SCTR the Spanish acronym).

The sensitivity of the estimates used by the Group to measure its insurance risks is represented primarily by the life insurance risks; the main variables as of December 31, 2019 and 2018, are the interest rates and the mortality tables used. The Group has evaluated the changes in its most significant reserves related to life insurance contracts included in retirement, disability and survival annuities reserves of +/- 100 bps of the interest rates and of +/- 5 bps of the mortality factors, with the following results:

	At December 31, 2019			At December 31, 2018
		Variation of the reserve			Variation of the reserve
Variables	Reserve	Amount	Percentage	Reserve	Amount	Percentage
			%			%

Portfolio in S/ - Base amount	3,896,211	—	—	3,163,166	—	—
Changes in interest rates: + 100 bps	3,575,717	(320,494)	(8.23)	2,869,164	(294,001)	(9.29)
Changes in interest rates: - 100 bps	4,285,955	389,743	10.00	3,520,992	357,827	11.31
Changes in Mortality tables to 105%	3,872,104	(24,107)	(0.62)	3,141,047	(22,118)	(0.70)
Changes in Mortality tables to 95%	3,922,178	25,967	0.67	3,186,369	23,203	0.73

Portfolio in US$- Base amount	614,766	—	—	518,160	—	—
Changes in interest rates: + 100 bps	568,767	(45,999)	(7.48)	473,054	(45,106)	(8.70)
Changes in interest rates: - 100 bps	669,412	54,646	8.89	571,943	53,783	10.38
Changes in Mortality tables to 105%	609,349	(5,417)	(0.88)	512,875	(5,285)	(1.02)
Changes in Mortality tables to 95%	620,430	5,664	0.92	523,707	5,547	1.07